Fair Value Measurements (Details) - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements - $ / shares	4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	May 05, 2022	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected redemption price (in Dollars per share)	$ 11.5	$ 11.5	$ 10.33	$ 10.48
Stock price (in Dollars per share)	$ 10.25	$ 10.24	$ 10.04	$ 9.89
Volatility	57.00%	54.00%	65.00%	65.00%
Term (years)	5 years 5 months 8 days	5 years 3 months 14 days	3 years 6 months	5 years 8 months 1 day
Risk-free rate	3.35%	4.02%	4.49%	4.18%
Cost of debt	2.20%	1.60%	14.80%	12.40%
Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected redemption price (in Dollars per share)		$ 10.46		$ 10.48
Stock price (in Dollars per share)		$ 10.24		$ 9.89
Volatility		57.50%		65.00%
Term (years)		3 years 4 months 24 days		3 years 6 months
Risk-free rate		4.40%		4.49%
Cost of debt		13.66%		14.80%